Taxes (Details) - Schedule of Statutory EIT Rate and the Effective Tax - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Statutory EIT Rate and the Effective Tax [Abstract]
Income (Loss) before income taxes	$ (13,446,001)	$ (11,760,317)	$ 8,335,041
Provision for income taxes at statutory tax rate in the PRC	(3,054,079)	(2,798,020)	2,083,760
Temporary difference not recognized as deferred tax assets	3,068,137	3,078,891
Effect of expense for which no income tax is deductible	7,566	5,464	10,316
Income tax expense	$ 21,624	$ 286,335	$ 2,094,076